Collaboration agreements (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Schedule of Changes in Contract Assets and Liabilities

The following tables present changes in the Company’s contract assets and liabilities for the nine months ended September 30, 2020 (in thousands):

	NINE MONTHS ENDED SEPTEMBER 30, 2020
	BALANCE BEGINNING OF PERIOD	ADDITIONS	DEDUCTIONS	BALANCE END OF PERIOD
Contract assets:
Accounts receivable	$—	$10,000	$(10,000)	$—
Contract liabilities:
Deferred revenue	$55,612	$10,000	$(1,275)	$64,337

The following tables present changes in the Company’s contract assets and liabilities for the year ended December 31, 2019 (in thousands):

	AS OF DECEMBER 31, 2019
	BALANCE BEGINNING OF PERIOD	ADDITIONS	DEDUCTIONS	BALANCE END OF PERIOD
Contract assets:
Accounts receivable	$—	$56,000	$(56,000)	$—
Contract liabilities:
Deferred revenue	$—	$56,000	$(388)	$55,612

Schedule of Revenue Recognized

During the three and nine months ended September 30, 2020 and 2019, the Company recognized the following revenue (in thousands):

	THREE MONTHS ENDED SEPTEMBER 30,		NINE MONTHS ENDED SEPTEMBER 30,
	2020	2019	2020	2019
Revenue recognized in the period from:
Amounts included in deferred revenue at the beginning of the period	$184	$151	$505	$238
Performance obligations satisfied in prior periods	$—	$—	$—	$—

During the year ended December 31, 2019, the Company recognized the following revenue (in thousands):

YEAR ENDED DECEMBER 31, 2019
Revenue recognized in the period from:
Amounts included in deferred revenue at the beginning of the period	$—
Performance obligations satisfied in prior periods	$—

Jazz Pharmaceuticals Ireland Limited
Schedule of Transaction Price Allocated to Identified Performance Obligations

As a result, the transaction price was allocated to the identified performance obligations as follows (in thousands):

PERFORMANCE OBLIGATION	ALLOCATED TRANSACTION PRICE
License and Services Performance Obligation: Initial Collaboration Target #1	$10,792
License and Services Performance Obligation: Initial Collaboration Target #2	12,974
License and Services Performance Obligation: Initial Collaboration Target #3	12,643
License and Services Performance Obligation: Initial Collaboration Target #4	15,062
Additional Target or Program Material Right Performance Obligation	3,237
Replacement Target Material Right Performance Obligation	1,198
Backup Candidate Material Right Performance Obligation: Backup Candidate #1	47
Backup Candidate Material Right Performance Obligation: Backup Candidate #2	47

Transaction Price	$56,000

As a result, the transaction price was allocated to the identified performance obligations as follows (in thousands):

PERFORMANCE OBLIGATION	ALLOCATED TRANSACTION PRICE
License and Services Performance Obligation: Initial Collaboration Target #1	$10,792
License and Services Performance Obligation: Initial Collaboration Target #2	12,974
License and Services Performance Obligation: Initial Collaboration Target #3	12,643
License and Services Performance Obligation: Initial Collaboration Target #4	15,062
Additional Target or Program Material Right Performance Obligation	3,237
Replacement Target Material Right Performance Obligation	1,198
Backup Candidate Material Right Performance Obligation: Backup Candidate #1	47
Backup Candidate Material Right Performance Obligation: Backup Candidate #2	47

Transaction Price	$56,000

Sarepta Therapeutics
Schedule of Transaction Price Allocated to Identified Performance Obligations

As a result, the transaction price was allocated to the identified performance obligations as follows:

PERFORMANCE OBLIGATION	ALLOCATED TRANSACTION PRICE
Research License and Services Performance Obligation	$11,000
Material Right Performance Obligation: Research Target #1	1,400
Material Right Performance Obligation: Research Target #2	1,400
Material Right Performance Obligation: Research Target #3	1,400
Material Right Performance Obligation: Research Target #4	1,400
Material Right Performance Obligation: Research Target #5	1,400

Transaction Price	$18,000

As a result, the transaction price was allocated to the identified performance obligations as follows:

PERFORMANCE OBLIGATION	ALLOCATED TRANSACTION PRICE
License and Services Performance Obligation	$11,000
Material Right Performance Obligation: Research Target #1	1,400
Material Right Performance Obligation: Research Target #2	1,400
Material Right Performance Obligation: Research Target #3	1,400
Material Right Performance Obligation: Research Target #4	1,400
Material Right Performance Obligation: Research Target #5	1,400

Transaction Price	$18,000